X-Square Balanced Fund, LLC
Popular Center, 209 Munoz Rivera, Suite 1111
San Juan, Puerto Rico 00918

May 4, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	X-Square Balanced Fund, LLC (the “Fund”)

File Nos. 333-229217 and 811-23417

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the Fund’s Prospectus and Statement of Additional Information dated April 29, 2020 that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the Prospectus and Statement of Additional Information dated April 29, 2020 contained in the Fund’s Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 4 under the Investment Company Act of 1940, as amended, which was filed on April 29, 2020 (Accession No. 0001398344-20-008798).

Sincerely,

/s/Ignacio Canto

Ignacio Canto

President